SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Right-of-use Asset And Lease Liability
Operating lease cost	$ 28,369		$ 28,369